Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000129656 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000129656 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000129656 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000129656 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000129656 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000129656 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000129656 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000129656 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000129656 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129656 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129656 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000129656 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000129656 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129656 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129656 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000129657 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000129657 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000129657 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000129657 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000129657 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000129657 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000129657 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000129657 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000129657 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129657 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129657 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000129657 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000129657 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129657 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129657 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000169039 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000169039 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000169039 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000169039 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000169039 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000169039 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000169039 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000169039 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000169039 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169039 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169039 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000169039 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000169039 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169039 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000169039 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%